Financial Risk Management - Schedule of Movements in Allowance for Credit Losses Related to Accounts and Other Receivables (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Movements In Allowance for Expected Credit Loss [Line Items]
Balance at the beginning of year, Account receivables	$ 0
Additions, Account receivables	2,673
Bad debts written off, Account receivables	173
Balance at the end of year,Account receivables	2,500
Balance at the beginning of year, Other receivables	0
Additions, Other receivables	221,750
Bad debts written off, Other receivables	(75,748)
Effect of Exchange Rate Movements, Other receivables	(1,058)
Balance at the end of year, Other receivables	$ 144,944